UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8979

The Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road. Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services 3435 Stelzer Road. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	06/30

Item 1. Reports to Stockholders.

June 30, 2007

Semi Annual Report

Diversified Stock Fund

VictoryConnect.com

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The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Table of Contents

Financial Statements

Schedule of Portfolio Investments	3

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

Supplemental Information

Trustee and Officer Information	14

Proxy Voting and Form N-Q Information	17

Expense Examples	18

Portfolio Holdings	19

The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

The Victory Variable Insurance Funds  Schedule of Portfolio Investments
Diversified Stock Fund  June 30, 2007

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares/ Principal Amount	Value
Commercial Paper (2.3%)
Chesham Finance LLC, 5.42% (a), 7/2/07	$1,196	$1,196
Total Commercial Paper (Amortized Cost $1,196)		1,196
Common Stocks (97.6%)
Aerospace/Defense (2.7%)
United Technologies Corp.	20,100	1,426
Automotive (1.5%)
Ford Motor Co.	83,600	788
Banks (1.5%)
Bank of America Corp.	16,200	792
Beverages (6.6%)
Coca-Cola Co.	28,100	1,470
Diageo plc, ADR	9,600	800
PepsiCo, Inc.	18,700	1,212
		3,482
Biotechnology (1.5%)
Gilead Sciences, Inc. (b)	20,200	783
Brokerage Services (3.0%)
Charles Schwab Corp.	77,393	1,588
Building Materials (1.1%)
USG Corp. (b)	11,445	561
Chemicals (2.2%)
PPG Industries, Inc.	15,300	1,165
Coal (1.3%)
Peabody Energy Corp.	14,655	709
Computers & Peripherals (4.5%)
Cisco Systems, Inc. (b)	9,600	267
Dell, Inc. (b)	27,200	777
Seagate Technology	62,655	1,364
		2,408
Cosmetics & Toiletries (2.2%)
Procter & Gamble Co.	18,700	1,144
Electronics (4.6%)
General Electric Co.	63,600	2,435
Engineering (1.7%)
ABB Ltd., ADR	40,500	915
Environmental Control (1.6%)
Waste Management, Inc.	21,100	824
Financial Services (5.7%)
Ambac Financial Group, Inc.	9,331	814
Citigroup, Inc.	13,500	692
Legg Mason, Inc.	13,764	1,354
Western Union Co.	7,600	158
		3,018

See notes to financial statements.

The Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued
Diversified Stock Fund  June 30, 2007

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Food Processing & Packaging (0.2%)
General Mills, Inc.	1,732	$101
Health Care (1.2%)
Medtronic, Inc.	12,200	633
Heavy Machinery (3.5%)
Caterpillar, Inc.	23,600	1,848
Home Builders (0.7%)
Toll Brothers, Inc. (b)	15,600	390
Insurance (2.6%)
American International Group, Inc.	19,624	1,374
Internet Business Services (3.1%)
Google Inc., Class A (b)	1,900	994
Juniper Networks, Inc. (b)	25,300	637
		1,631
Internet Service Provider (2.2%)
Yahoo, Inc. (b)	42,400	1,150
Investment Companies (1.0%)
Franklin Resources, Inc.	4,200	556
Machine — Diversified (1.5%)
Rockwell Automation, Inc.	11,186	777
Manufacturing — Miscellaneous (1.3%)
Textron, Inc.	6,032	664
Media (1.2%)
Viacom, Inc., Class B (b)	15,800	658
Mining (1.5%)
Newmont Mining Corp.	20,400	797
Oil & Gas Exploration — Production & Services (5.8%)
Chesapeake Energy Corp.	26,800	927
Transocean, Inc. (b)	20,337	2,156
		3,083
Oilfield Services & Equipment (7.4%)
BJ Services Co.	15,000	427
Halliburton Co.	46,900	1,618
Schlumberger Ltd.	22,227	1,888
		3,933
Pharmaceuticals (5.5%)
Merck & Co., Inc.	18,400	916
Novartis AG, ADR	6,700	376
Pfizer, Inc.	33,205	849
Wyeth	13,200	757
		2,898

See notes to financial statements.

The Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued
Diversified Stock Fund  June 30, 2007

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Retail — Specialty Stores (2.4%)
Best Buy Co., Inc.	5,600	$261
The Home Depot, Inc.	18,400	724
Tiffany & Co.	5,598	297
		1,282
Semiconductors (10.5%)
Intel Corp.	104,100	2,473
STMicroelectronics N.V., NY Shares	37,300	716
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	104,999	1,169
Texas Instruments, Inc.	31,700	1,193
		5,551
Transportation Services (3.1%)
United Parcel Service, Inc., Class B	22,400	1,635
Utilities — Electric (1.2%)
Exelon Corp.	8,900	646
Total Common Stocks (Cost $44,718)		51,645
Total Investments (Cost $45,914) — 99.9%		52,841
Other assets in excess of liabilities — 0.1%		58
NET ASSETS — 100.0%		$52,899

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

ADR — American Depositary Receipt

LLC — Limited Liability Co.

See notes to financial statements.

  Statement of Assets and Liabilities
The Victory Variable Insurance Funds   June 30, 2007

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $45,914)	$52,841
Cash	50
Interest and dividends receivable	60
Receivable for capital shares issued	9
Receivable for investments sold	613
Prepaid expenses	37
Total Assets	53,610
LIABILITIES:
Payable for investments purchased	616
Payable for capital shares redeemed	2
Accrued expenses and other payables:
Investment advisory fees	13
Administration fees	4
Custodian fees	3
Transfer agent fees	3
Shareholder servicing fees — Class A Shares	58
12b-1 fees — Class A Shares	10
Other accrued expenses	2
Total Liabilities	711
NET ASSETS:
Capital	39,095
Distributions in excess of net investment income	(5)
Accumulated undistributed net realized gains from investment transactions	6,882
Net unrealized appreciation on investment transactions	6,927
Net Assets	$52,899
Shares (unlimited number of shares authorized with a par value of $0.001 per share)	3,744
Net asset value, offering price & redemption price per share:	$14.13

See notes to financial statements.

  Statement of Operations
The Victory Variable Insurance Funds  Six Months Ended June 30, 2007

(Amounts in Thousands)  (Unaudited)

	Diversified Stock Fund
Investment Income:
Interest income	$34
Dividend income	415
Total Income	449
Expenses:
Investment advisory fees	81
Administration fees	24
Shareholder servicing fees	59
12b-1 fees	61
Accounting fees	1
Custodian fees	10
Transfer agent fees	6
Trustees' fees	2
Chief Compliance Officer fees	—	(a)
Legal and audit fees	20
Other expenses	24
Total Expenses	288
Net Investment Income	161
Realized/Unrealized Gains from Investment Transactions
Net realized gains from investment transactions	2,824
Net change in unrealized appreciation/depreciation on investment transactions	1,166
Net realized/unrealized gains from investment transactions	3,990
Change in net assets resulting from operations	$4,151

(a)  Rounds to less than $1,000.

See notes to financial statements.

  Statements of Changes in Net Assets
The Victory Variable Insurance Funds

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$161	$150
Net realized gains from investments	2,824	4,112
Net change in unrealized appreciation/depreciation of investments	1,166	1,557
Change in net assets resulting from operations	4,151	5,819
Distributions to Sharesholders:
From net investment income	(198)	(143)
From net realized gains	—	(1,334)
Change in net assets resulting from distributions to shareholders	(198)	(1,477)
Change in net assets from capital transactions	(924)	4,882
Change in net assets	3,029	9,224
Net Assets:
Beginning of period	49,870	40,646
End of period	$52,899	$49,870
Accumulated undistributed (distributions in excess of) net investment income	$(5)	$32
Capital Transactions:
Proceeds from shares issued	4,005	11,464
Dividends reinvested	198	1,477
Cost of shares redeemed	(5,127)	(8,059)
Total change in net assets from capital transactions	(924)	4,882
Share Transactions:
Issued	299	936
Reinvested	15	128
Redeemed	(381)	(662)
Total change in shares	(67)	402

See notes to financial statements.

The Victory Variable Insurance Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$13.09	$11.92	$10.97	$10.06	$7.48	$9.83
Investment Activities:
Net investment income	0.04	0.04	0.02	0.06	0.03	0.05
Net realized and unrealized gains (losses) on investments	1.05	1.53	0.94	0.91	2.58	(2.35)
Total from Investment Activities	1.09	1.57	0.96	0.97	2.61	(2.30)
Distributions
Net investment income	(0.05)	(0.04)	(0.01)	(0.06)	(0.03)	(0.05)
Net realized gains	—	(0.36)	—	—	—	—
Total Distributions	(0.05)	(0.40)	(0.01)	(0.06)	(0.03)	(0.05)
Net Asset Value, End of Period	$14.13	$13.09	$11.92	$10.97	$10.06	$7.48
Total Return (a)	8.37%	13.68%	8.75%	9.67%	34.97%	(23.44)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$52,899	$49,870	$40,646	$27,823	$22,215	$16,806
Ratio of expenses to average net assets (b)	1.13%	1.12%	1.40%	1.50%	1.50%	1.06%
Ratio of net investment income to average net assets (b)	0.63%	0.33%	0.15%	0.65%	0.35%	0.57%
Ratio of expenses to average net assets (b) (c)	1.13%	1.12%	1.47%	1.76%	1.70%	1.38%
Ratio of net investment income to average net assets (b) (c)	0.63%	0.33%	0.08%	0.39%	0.15%	0.25%
Portfolio turnover	53%	107%	83%	103%	97%	86%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

  Notes to Financial Statements
Victory Variable Insurance Funds  June 30, 2007

  (Unaudited)

1.  Organization:

The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware statutory trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of one fund: the Diversified Stock Fund (the "Fund"). The Fund offers a single class of shares: Class A Shares. The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007 the Fund does not believe that adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange where the security is principally traded or at the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on any exchange, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which

Continued

  Notes to Financial Statements — continued
Victory Variable Insurance Funds  June 30, 2007

  (Unaudited)

quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures approved by the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statement of assets and liabilities.

As of June 30, 2007, the Fund had no outstanding when-issued purchase commitments.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts and gain/loss), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund are reclassified as an offset to capital in the statement of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold

Continued

  Notes to Financial Statements — continued
Victory Variable Insurance Funds  June 30, 2007

  (Unaudited)

is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2007 were as follows (amounts in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Diversified Stock Fund	$26,163,093	$26,140,491	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by Victory Capital Management Inc., ("VCM" or the "Adviser"), a wholly owned subsidiary of KeyBank. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on 0.30% of the average daily net assets of the Fund. KeyBank, serving as custodian for the Fund, receives custodian fees computed at the annual rate of 0.017% of the first $15 billion of the Trust and The Victory Portfolios (the "Trusts") average daily net assets and 0.0125% of the Trusts' average net assets over $15 billion.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trusts pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts in excess of $8 billion to $10 billion; plus 0.075% of the aggregate net assets of the Trusts in excess of $10 billion to $12 billion; plus 0.065% of the aggregate net assets of the Trusts in excess of $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

BISYS Fund Services Ohio, Inc. ("BISYS") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and BISYS. VCM pays BISYS a fee for providing these services. The Trust also reimburses VCM and BISYS for all of their reasonable out-of-pocket expenses incurred in providing these services.

BISYS also serves the Fund as Transfer Agent. Under the terms of the Transfer Agent Agreement, BISYS receives a Victory Fund Complex-level fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts in excess of $8 billion to $16 billion; plus 0.01% of the aggregate net assets of the Trusts, in excess of $16 billion to $20 billion; plus 0.005% of the aggregate net assets of the Trusts, in excess of $20 billion. In addition, BISYS is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.

Victory Capital Advisers, Inc., (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser but is an affiliate of BISYS.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.25% of the average daily net assets of the Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

Continued

  Notes to Financial Statements — continued
Victory Variable Insurance Funds  June 30, 2007

  (Unaudited)

The Adviser, BISYS, or other service providers may waive or reimburse fees to assist the Fund in maintaining a competitive expense ratio. These amounts are not available to be recouped at a future time.

5.  Line of Credit:

The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. For the period ended June 30, 2007, the Trust paid approximately $300 to KeyCorp for the Line of Credit fee. The average loan outstanding during the period ended was $105,000. The average interest rate for the period was 5.82%. As of June 30, 2007, the Fund had no loans outstanding with KeyCorp.

6.  Federal Income Tax Information:

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows (Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.) (amounts in thousands):

	Distributions Paid From Ordinary Income	Distributions Paid From Net Long Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$170	$1,307	$1,477

As of December 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Diversified Stock Fund	$2,533	$1,646	$—	$5,672	$9,851

*The differences between the book-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

As of June 30, 2007, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation for federal income tax purposes, were as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Diversified Stock Fund	$46,039	$7,235	$(433)	$6,802

The Victory Variable Insurance Funds  Supplemental Information

Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently nine Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees one portfolio in the Trust, 20 portfolios in The Victory Portfolios and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 55	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 60	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 55	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 50	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Frankie D. Hughes, 54	Trustee	March 2000	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 57	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-December 2002).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 73	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 66	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 62	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor Funds II (18 portfolios).

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Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 35	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002-July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo II, 33	Vice President	May 2006	Managing Director of the Adviser (since July 2005), Vice President of Finance, Gartmore Global (August 2004-July 2005), CFO, Adviser Services, Gartmore Global (August 2003-August 2004). Corporate Controller Gartmore Global (June 2000-August 2003).

Mr. Christopher K. Dyer, 45	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 54	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 38	Treasurer	May 2006	Vice President, Fund Administration, BISYS.

Mr. Andrew Byer, 41	Anti-Money Laundering Compliance Officer	May 2007	Broker-Dealer Chief Compliance Officer, BISYS Fund Services, Inc. (since December 2004); Regional Compliance Advisor, The Huntington Investment Company (November 1999-December 2004).

Mr. Edward J. Veilleux, 63	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1-800-242-9596. The information also is included in the Fund's Statement of Additional Information, which is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

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Expense Examples

As a shareholder of the Victory Variable Insurance Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other similar mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expense Paid During Period* 1/1/07-6/30/07	Expense Ratio During Period 1/1/07-6/30/07
Diversified Stock Fund	$1,000.00	$1,083.70	$5.84	1.13%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expense Paid During Period* 1/1/07-6/30/07	Expense Ratio During Period 1/1/07-6/30/07
Diversified Stock Fund	$1,000.00	$1,019.19	$5.66	1.13%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Holdings:

(As a Percentage of Total Investments)

1WF-SEMI-AR 8/07

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

Not applicable – only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.  [If an open-end fund or if the closed end fund has none to report.]

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President
Date	August 21, 2007

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	August 21, 2007